Property and equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 3,458,260	$ 3,238,632
Ending balance	4,120,055	3,458,260	$ 3,238,632
Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,979,041	4,583,633	4,070,753
Transfer of pre-delivery payments	0	0	0
Additions	976,607	475,401	598,059
Disposals	(159,594)	(80,031)	(59,779)
Reclassifications	0	38	(25,400)
Ending balance	5,796,054	4,979,041	4,583,633
Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,520,781)	(1,345,001)	(1,187,229)
Depreciation for the year	(275,650)	(240,861)	(209,907)
Disposals	120,432	65,081	52,135
Ending balance	(1,675,999)	(1,520,781)	(1,345,001)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,301	6,301
Ending balance	6,301	6,301	6,301
Land | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,301	6,301	6,301
Transfer of pre-delivery payments	0	0	0
Additions	0	0	0
Disposals	0	0	0
Reclassifications	0	0	0
Ending balance	6,301	6,301	6,301
Land | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Ending balance	0	0	0
Flight equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,859,311	2,481,139
Ending balance	3,594,807	2,859,311	2,481,139
Flight equipment | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,242,855	3,695,677	3,167,519
Transfer of pre-delivery payments	371,589	175,930	211,703
Additions	662,838	444,469	373,983
Disposals	(152,747)	(75,550)	(56,979)
Reclassifications	85	2,329	(549)
Ending balance	5,124,620	4,242,855	3,695,677
Flight equipment | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,383,544)	(1,214,538)	(1,063,069)
Depreciation for the year	(262,922)	(229,622)	(200,851)
Disposals	116,653	60,616	49,382
Ending balance	(1,529,813)	(1,383,544)	(1,214,538)
Purchase deposits for flight equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	538,237	700,180
Ending balance	468,217	538,237	700,180
Purchase deposits for flight equipment | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	538,237	700,180	732,253
Transfer of pre-delivery payments	(371,589)	(175,930)	(211,703)
Additions	301,569	13,987	205,030
Disposals	0	0	0
Reclassifications	0	0	(25,400)
Ending balance	468,217	538,237	700,180
Purchase deposits for flight equipment | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Ending balance	0	0	0
Ramp and miscellaneous
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,967	9,685
Ending balance	12,552	11,967	9,685
Ramp and miscellaneous | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	62,896	58,636	55,070
Transfer of pre-delivery payments	0	0	0
Additions	3,942	5,205	3,993
Disposals	(1,332)	(945)	(427)
Reclassifications	(5)	0	0
Ending balance	65,501	62,896	58,636
Ramp and miscellaneous | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(50,929)	(48,951)	(46,803)
Depreciation for the year	(3,344)	(2,923)	(2,546)
Disposals	1,324	945	398
Ending balance	(52,949)	(50,929)	(48,951)
Furniture, fixtures, equipment and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,615	5,470
Ending balance	5,851	5,615	5,470
Furniture, fixtures, equipment and other | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	36,100	35,242	32,958
Transfer of pre-delivery payments	0	0	0
Additions	3,925	3,260	3,760
Disposals	(2,219)	(2,441)	(1,476)
Reclassifications	0	39	0
Ending balance	37,806	36,100	35,242
Furniture, fixtures, equipment and other | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(30,485)	(29,772)	(29,052)
Depreciation for the year	(3,646)	(3,143)	(2,190)
Disposals	2,176	2,430	1,470
Ending balance	(31,955)	(30,485)	(29,772)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29,461	24,242
Ending balance	28,729	29,461	24,242
Leasehold improvements | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	85,280	75,978	74,267
Transfer of pre-delivery payments	0	0	0
Additions	1,943	3,701	1,991
Disposals	(296)	(1,095)	(897)
Reclassifications	3,080	6,696	617
Ending balance	90,007	85,280	75,978
Leasehold improvements | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(55,819)	(51,736)	(48,301)
Depreciation for the year	(5,738)	(5,173)	(4,320)
Disposals	279	1,090	885
Ending balance	(61,278)	(55,819)	(51,736)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,368	11,615
Ending balance	3,598	7,368	11,615
Construction in progress | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,372	11,619	2,385
Transfer of pre-delivery payments	0	0	0
Additions	2,390	4,779	9,302
Disposals	(3,000)	0	0
Reclassifications	(3,160)	(9,026)	(68)
Ending balance	3,602	7,372	11,619
Construction in progress | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4)	(4)	(4)
Depreciation for the year	0	0	0
Disposals	0	0	0
Ending balance	$ (4)	$ (4)	$ (4)